Short-Term and Long-Term Bank Loans (Short-Term Loans Outstanding) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Short-term and Long-term Bank Loans [Abstract]
Property, plant and equipment	$ 17,656	110,000	150,000	162,000
Bills receivable
Guarantee company	1,605	10,000	10,000	10,000
Restricted cash			18,501
Loans outstanding	$ 19,261	120,000	178,501	172,000